CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Direct sales, net	$ 291,524,509	$ 195,821,308	$ 160,357,948
Distribution sales, net	70,533,404	97,419,877	127,227,672
Total revenues, net	362,057,913	293,241,185	287,585,620
Cost of revenues:
Direct sales	160,359,667	106,990,383	67,530,966
Distribution sales	45,584,141	74,732,116	83,096,932
Total cost of revenues	205,943,808	181,722,499	150,627,898
Gross profit	156,114,105	111,518,686	136,957,722
Operating (expenses) income
Advertising expenses	(68,562,714)	(58,469,862)	(61,048,515)
Other selling and marketing expenses	(59,854,030)	(43,376,505)	(42,955,923)
General and administrative expenses	(31,680,711)	(25,434,172)	(31,195,949)
Impairment of goodwill and intangible assets			(15,247,873)
Other operating income, net	5,083,568	2,976,811	6,004,481
Total operating (expenses) income	(155,013,887)	(124,303,728)	(144,443,779)
Income (loss) from operations	1,100,218	(12,785,042)	(7,486,057)
Other income	7,821,914	4,825,700	2,067,723
Income (loss) before income taxes, equity in losses of affiliates, discontinued operations and extraordinary items	8,922,132	(7,959,342)	(5,418,334)
Income tax (expenses) benefits:
Current	(2,178,034)	(334,277)	(1,280,089)
Deferred	(932,962)	1,873,217	3,819,354
Total income tax (expenses) benefits	(3,110,996)	1,538,940	2,539,265
Equity in losses of affiliates	(771,720)	(796,721)	(416,337)
Income (loss) from continuing operations	5,039,416	(7,217,123)	(3,295,406)
Discontinued operations (Note 4):
Income from discontinued operations			841,559
Gain on disposition of discontinued operations			16,366,355
Income tax expenses			(1,845,225)
Total income from discontinued operations			15,362,689
Income from extraordinary items, net of tax (Note 3)		827,531
Net income (loss)	5,039,416	(6,389,592)	12,067,283
Net income (loss) attributable to noncontrolling interests	83,843	(19,589)	(184,019)
Net income (loss) attributable to Acorn International, Inc. shareholders	5,123,259	(6,409,181)	11,883,264
Income (loss) per ordinary share:
-Continuing operations	$ 0.06	$ (0.08)	$ (0.04)
-Discontinued operations			$ 0.17
-Extraordinary items		$ 0.01
Basic	$ 0.06	$ (0.07)	$ 0.13
-Continuing operations	$ 0.06	$ (0.08)	$ (0.04)
-Discontinued operations			$ 0.17
-Extraordinary items		$ 0.01
Diluted	$ 0.06	$ (0.07)	$ 0.13
Weighted average number of shares used in calculating income (loss) per ordinary share:
Basic	89,629,395	88,923,162	88,174,675
Diluted	89,796,835	88,923,162	88,174,675
Net income (loss) attributable to Acorn International, Inc. shareholders:
Income (loss) from continuing operations, net of tax	5,123,259	(7,236,712)	(2,999,844)
Income from discontinued operations, net of tax			14,883,108
Income from extraordinary items, net of tax		827,531
Net income (loss) attributable to Acorn International, Inc. shareholders	5,123,259	(6,409,181)	11,883,264
Includes share-based compensation related to:
Share-based compensation	129,673	215,171	1,845,885
Other Selling and Marketing Expense
Includes share-based compensation related to:
Share-based compensation			94,453
General and Administrative Expense
Includes share-based compensation related to:
Share-based compensation	$ 129,673	$ 215,171	$ 1,751,432